Segment Reporting - Disclosure of Operating Segment Information (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Revenue
License revenue		$ 0	$ 7,486,444	[1]	$ 139,782
Other income
Research material sales		312,841	279,805		1,155,065
Grant income		3,549,965	5,973,034		4,342,364
Net gain on fair value movement of warrants		(8,663,013)	2,214,813		961,176
Net gain on foreign exchange		0	346,331		493,736
Interest income		105,327	199,541		397,281
Total revenue and other income		3,968,133	16,499,968		7,489,404
Segment Result		(29,902,591)	(13,468,195)		(18,343,984)
Profit/(loss) before income tax expense		(29,902,591)	(13,468,195)		(18,343,984)
Income tax expense	[2]	(33)	(37)		0
Loss after income tax expense		(29,902,624)	(13,468,232)		(18,343,984)
Total segment assets		82,030,533	46,597,252		40,541,499
Total segment liabilities		8,758,922	13,297,907		16,153,783
Immunotherapy [Member]
Revenue
License revenue			7,486,444	[1]	139,782
Other income
Research material sales		312,841	279,805		1,155,065
Grant income		3,549,965	5,973,034		4,342,364
Total revenue and other income		3,862,806	13,739,283		5,637,211
Segment Result		(19,665,904)	(15,082,474)		(19,199,302)
Profit/(loss) before income tax expense		(19,665,904)	(15,082,474)		(19,199,302)
Total segment assets		82,030,533	46,597,252		40,541,499
Total segment liabilities		8,758,922	13,297,907		16,153,783
Unallocated [member]
Other income
Net gain on fair value movement of warrants			2,214,813		961,176
Net gain on foreign exchange			346,331		493,736
Interest income		105,327	199,541		397,281
Total revenue and other income		105,327	2,760,685		1,852,193
Segment Result		(10,236,687)	1,614,279		855,318
Profit/(loss) before income tax expense		$ (10,236,687)	$ 1,614,279		$ 855,318

[1]	Licensing revenue relates mainly of GSK milestone payment of GBP 4 million (A$7.49 million) received in fiscal year 2020 related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.
[2]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.